Segment Reporting (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

Segment information for the three and nine months ended September 30, 2025 and 2024 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net revenues	$23,896,448	$19,657,905	$50,782,073	$54,596,333
Less: cost of revenues (exclusive of depreciation and amortization shown below):
Direct labor	2,218,124	2,787,617	5,692,497	7,666,087
Materials	7,230,607	7,389,256	13,678,280	20,614,402
Other	604,935	(389,523)	2,757,055	2,524,666
Cost of revenues (exclusive of depreciation and amortization):	10,053,666	9,787,350	22,127,832	30,805,155
Less: depreciation and amortization related to cost of revenues	135,393	283,326	568,415	614,272
Total gross profit	$13,707,389	$9,587,229	$28,085,826	$23,176,906

Depreciation and amortization	114,054	216,550	7,757,213	798,802
Commissions expense	5,965,767	4,893,360	12,735,435	12,663,350
Sales and marketing (exclusive of commissions expense above)	3,622,618	309,165	4,619,082	3,515,025
General and administrative	5,985,459	7,151,005	21,319,509	15,893,998
Other income, net	(165,308)	(137,508)	(300,999)	(188,329)
Interest expense	129,719	209,227	130,007	294,257
Gain on change in fair value of warrant liabilities	(124,200)	(138,000)	(691,380)	(828,000)
Total net loss before income taxes	(1,820,720)	(2,916,570)	(17,483,041)	(8,972,197)
Income tax benefit (provision)	(48,752)	44,146	(385,258)	235,352
Net loss	$(1,869,472)	$(2,872,424)	$(17,868,299)	$(8,736,845)

The following presents the significant financial information with respect to the Company’s reportable segment for the years ended December 31, 2024 and 2023 (in thousands):

	Year ended December 31,
	2024	2023
Total revenue	$73,244,083	$109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	9,857,796	13,488,173
Materials	23,730,300	40,830,481
Other	4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	827,848	444,663
Gross Profit	$34,394,716	$49,809,664

Depreciation and amortization	4,008,690	1,397,211
Commissions expense	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,759,223	1,644,883
General and administrative	21,628,724	12,949,067
Other expense, net	(233,151)	183,401
Change in fair value of warrant liabilities	(69,000)	—
Interest expense	333,539	110,857

Net (loss) income before taxes	(10,861,159)	4,845,069
Income tax benefit	988,802	—
Net (loss) income	(9,872,357)	4,845,069

Heliogen, Inc. [Member]
Segment Reporting (Tables) [Line Items]
Schedule of Significant Financial Information Reportable Segment

The following table provides information about disaggregated SG&A expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$1,812	$3,310	$4,059	$7,521
Share-based compensation	339	793	798	1,671
Other selling, general and administrative (1)	3,293	5,402	5,703	12,668
Total selling, general and administrative	$5,444	$9,505	$10,560	$21,860
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$505	$2,513	$1,302	$5,006
Share-based compensation	43	(173)	(10)	188
Other research and development (1)	(243)	2,411	101	3,348
Total research and development	$305	$4,751	$1,393	$8,542
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

The following table provides information about disaggregated SG&A expenses:

	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$12,906	$22,453
Share-based compensation	2,276	(6,464)
Collaboration Warrants	—	1,981
Other selling, general and administrative(1)	21,138	31,525
Total selling, general and administrative	$36,320	$49,495
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.
	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$8,521	$9,640
Share-based compensation	191	750
Other research and development(1)	7,623	10,638
Total research and development	$16,335	$21,028
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.